6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank And Federal Reserve Bank Borrowings Details Narrative
Loans pledged as collateral to the FHLB	$ 128,300
FHLB stock owned	1,800	$ 2,800
Carrying value of loans pledged as collateral to the FHLB	128,300
Carrying value of loans pledged as collateral to the FRB	$ 374,500